Subsequent Events (Details) - USD ($)			1 Months Ended	8 Months Ended	12 Months Ended
	Feb. 10, 2026	Jan. 02, 2026	Mar. 31, 2026	Oct. 01, 2026	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Subsequent Events [Line Items]
Shares issued for notes extension, price per share (in Dollars per share)					$ 6
Common shares issued					75,024,356	26,500,959
Net proceeds from issuance of common shares (in Dollars)						$ 535,067
Common stock, par value per share (in Dollars per share)					$ 0.001	$ 0.001
Gross proceeds under securities purchase agreement (in Dollars)					$ 3,500,000
Common Warrants [Member]
Subsequent Events [Line Items]
Common warrants exercise price per share (in Dollars per share)							$ 4.32
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate notes payable (in Dollars)			$ 5,995,676
Subsequent Event [Member] | Common Warrants [Member]
Subsequent Events [Line Items]
Common tock, shares issuable for warrants	7,700,000
Gross proceeds under securities purchase agreement (in Dollars)	$ 18,865,000
Common warrants exercise price per share (in Dollars per share)	$ 2.45
Subsequent Event [Member] | Nine Investors [Member]
Subsequent Events [Line Items]
Shares issued for notes extension		2,000,000
Shares issued for notes extension, price per share (in Dollars per share)		$ 5.65
Subsequent Event [Member] | Two Investors [Member]
Subsequent Events [Line Items]
Common shares issued		25,001
Shares issued, price per share (in Dollars per share)		$ 12
Net proceeds from issuance of common shares (in Dollars)		$ 300,012
Maximum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Defer bonus shares				2,000,000
Minimum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Defer bonus shares				1,500,000
Private Placement [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common shares issued	7,700,000
Common stock, par value per share (in Dollars per share)	$ 0.001
Purchase price per share (in Dollars per share)	$ 2.45